Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Effect of Adoption of IFRS 9 and IFRS 15 on Consolidated Statements of Financial Position

The impacts of the transition on the main line items of the consolidated statements of financial position are shown below.

	As of December 31, 2017 Historical	IFRS 9 impact(*)	IFRS 15 impact(*)	As of January 1, 2018 Restated
	(millions of euros)
Assets
Non-current assets
Intangible assets
Intangible assets with a finite useful life	7,192		(110)	7,082

Other non-current assets
Non-current financial assets	1,768			1,768
Miscellaneous receivables and other non-current assets	2,422		(269)	2,153
Deferred tax assets	993	27		1,020

Current assets
Trade and miscellaneous receivables and other current assets	4,959	(147)	42	4,854
Current financial assets	5,005			5,005

Total Assets	68,783	(120)	(337)	68,326

Equity and Liabilities
Equity
Equity attributable to owners of the Parent	21,557	(100)	17	21,474
Non-controlling interests	2,226	(7)	2	2,221

Total Equity	23,783	(107)	19	23,695
Non-current liabilities
Miscellaneous payables and other non-current liabilities	1,678		(251)	1,427
Deferred tax liabilities	265	(11)	8	262

Current liabilities
Trade and miscellaneous payables and other current liabilities	7,520		(113)	7,407
Current income tax payables	112	(2)		110

Total Equity and liabilities	68,783	(120)	(337)	68,326

(*)	For further details, see the specific notes to the Consolidated Financial Statements at December 31, 2018.

Schedule of Breakdown of Impact of New Accounting Standards on Consolidated Financial Statements

The breakdown of the impact of the new accounting standards on key consolidated income statement figures for year 2018 is shown below.

		Year ended December		New accounting standards impact
		2018	2018 comparable
		(a)	(b)	(c=a-b)
		(millions of euros)
Revenues	(1)	18,940	19,109	(169)
Operating expenses	(2)	(11,878)	(11,737)	(141)
Depreciation and amortization	(3)	(4,255)	(4,399)	144

Operating profit (loss) (EBIT)		561	727	(166)
Other income (expenses) from investments	(4)	11	10	1
Finance income (expenses)	(5)	(1,348)	(1,341)	(7)

Profit (loss) before tax from continuing operations		(777)	(605)	(172)
Income tax expense	(6)	(375)	(433)	58

Profit (loss) for the year		(1,152)	(1,038)	(114)
Attributable to:
Owners of the Parent		(1,411)	(1,298)	(113)
Non-controlling interests		259	260	(1)

(1)

The change in Revenues was attributable to the different accounting of bundle offers and activation/installation revenues and to the discounting of revenues from sales using the deferred payment method, using a discount rate reflecting the creditworthiness of customers.

(2)

The change in Operating expenses was mainly due to the deferral of certain subscriber acquisition costs and contract costs that were previously expensed and to the reclassification of some contract costs from intangible assets to other non-current and current assets (cost deferral), as well as higher provisions for expected losses on trade receivables, resulting from the introduction of an expected credit loss model (replacing the incurred loss model).

(3)	The change in Depreciation and amortization was due to the reclassification of certain contract costs from intangible assets to other non-current and current assets (cost deferral).

(4)

The change in Other income (expenses) from investments was due to the different accounting of the write-downs of the Other investments, which with the new standard are recognized under other components of the statements of comprehensive income.

(5)

The change in Finance income (expenses) was due to higher provisions for expected losses on other financial assets, due to the introduction of an expected credit loss model (replacing the incurred loss model).

(6)	The change in Income tax expense shows the income tax effect of the changes illustrated above.

The impact of the new accounting standards (IFRS 9 and IFRS 15) on the basic Earnings per Ordinary and Savings Share for the year 2018 is equal to -0.01 euros; instead, the impact is zero on diluted earnings per ordinary and savings share.

The breakdown of the impact of the new accounting standards on the main consolidated statements of financial position figures at December 31, 2018 is shown below.

	As of December 31,		New accounting standards impact (*)
	2018	2018 comparable
	(a)	(b)	(c=a-b)
	(millions of euros)
Assets
Non-current assets
Intangible assets	35,658	35,771	(113)
Tangible assets	16,146	16,146	—
Other non-current assets	5,086	5,368	(282)

Non-current assets	56,890	57,285	(395)

Current assets	8,729	8,794	(65)

Total Assets	65,619	66,079	(460)

Equity and Liabilities
Equity
Equity attributable to owners of the Parent	19,528	19,716	(188)
Non-controlling interests	2,219	2,225	(6)

Total Equity	21,747	21,941	(194)

Non-current liabilities	30,991	31,276	(285)
Current liabilities	12,881	12,862	19

Total Liabilities	43,872	44,138	(266)

Total Equity and liabilities	65,619	66,079	(460)

(*)	For more details, see the information provided on impacts at the transition date.